NON-RECOURSE BORROWINGS - Schedule of Subsidiary Borrowings By Currency (Details) R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 AUD ($)
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 8,423				$ 8,600
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	5,162				6,846
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	3,078		$ 3,998		1,613	$ 2,200
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	183	R$ 737			0
Australian dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 0			$ 0	$ 141		$ 200